Borrowings - Schedule of borrowings by denominated currency (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 98,806	€ 57,834
Borrowings denominated in EUR
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	4,433	4,708
Borrowings denominated in USD
Disclosure of detailed information about borrowings [line items]
TOTAL BORROWINGS	€ 94,373	€ 53,126